Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 880,000	$ 1,160,000	$ 2,040,000
CANADA | Government of Northwest Territories
Total		140,000	140,000
CANADA | Provincial Government of British Columbia
Total		720,000	720,000
CANADA | Receiver General for Canada
Total	$ 880,000		880,000
UNITED STATES | United States Government
Total		$ 300,000	$ 300,000